FINANCIAL INSTRUMENTS - Changes in Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Balance, beginning of year	$ 659
Balance, end of year	909	$ 659
Trade receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Balance, beginning of year	659	641
Additions	357	296
Recoveries	0	(38)
Write-offs	(104)	(226)
Foreign exchange	(3)	(14)
Balance, end of year	$ 909	$ 659